General and Administrative (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of General and Administrative Expense

		Years Ended December 31

(in thousands)	Note	2020	2019

Salaries and benefits

Salaries and benefits, excluding PSUs		$16,733	$13,840

PSUs 1	20.1	21,520	17,174

Total salaries and benefits		$38,253	$31,014

Depreciation		1,889	1,903

Donations		5,792	2,946

Professional fees		3,590	2,496

Other		10,742	10,457

General and administrative before equity settled stock based compensation		$60,266	$48,816

Equity settled stock based compensation 2

Stock options	19.2	$2,165	$2,474

RSUs	19.3	3,267	3,217

Total equity settled stock based compensation		$5,432	$5,691

Total general and administrative		$65,698	$54,507

1)
The PSU accrual related to the anticipated fair value of the PSUs issued uses a weighted average performance factor of 187% during the year ended December 31, 2020 as compared to 186% during the comparable period of 2019.

2)	Equity settled stock based compensation is a non-cash expense.